CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	May 03, 2014		Apr. 27, 2013
Current assets:
Cash and cash equivalents	$ 340,171		$ 160,470
Receivables, net	143,981		149,369
Merchandise inventories, net	1,234,635		1,410,769
Prepaid expenses and other current assets	116,921		116,634
Short-term deferred tax assets	144,730		209,893
Total current assets	1,980,438		2,047,135
Property and equipment:
Land and land improvements	2,541		2,541
Buildings and leasehold improvements	1,224,083		1,224,384
Fixtures and equipment	1,938,555		1,883,504
Property and equipment, gross	3,165,179		3,110,429
Less accumulated depreciation and amortization	2,674,466		2,525,520
Net property and equipment	490,713		584,909
Goodwill	493,189		495,496
Intangible assets, net	528,576		547,931
Other noncurrent assets	44,533		57,065
Total assets	3,537,449	[1]	3,732,536	[1]
Current liabilities:
Accounts payable	735,112		805,194
Accrued liabilities	502,583		569,240
Gift card liabilities	356,700		341,036
Short-term note payable	127,250
Total current liabilities	1,721,645		1,715,470
Long-term debt			77,000
Long-term deferred taxes	211,925		231,215
Other long-term liabilities	366,989		419,946
Redeemable Preferred Shares; $.001 par value; 5,000 shares authorized; 204 and 204 shares issued, respectively	194,797		193,535
Preferred Membership Interests in NOOK Media, LLC	383,397		381,627
Shareholders' equity:
Common stock; $.001 par value; 300,000 shares authorized; 93,540 and 92,784 shares issued, respectively	94		93
Additional paid-in capital	1,395,463		1,383,848
Accumulated other comprehensive loss	(11,773)		(16,692)
Retained earnings	344,021		410,349
Treasury stock, at cost, 34,364 and 34,078 shares, respectively	(1,069,109)		(1,063,855)
Total shareholders' equity	658,696		713,743
Commitments and contingencies
Total liabilities and shareholders' equity	$ 3,537,449		$ 3,732,536

[1]	Excludes intercompany balances.